SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of the Total Potential Ordinary Shares that were Excluded from the Diluted Per Share Calculation (Parenthetical) (Details) - $ / shares		12 Months Ended
	Jun. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 27, 2022
Accounting Policies [Abstract]
Potential dilutive ordinary shares		0	0	0
Number of shares authorized	62,500,000				250,000,000
Ordinary share, par value (in dollars per share)	$ 0.015	$ 0.015	$ 0.015		$ 0.00375
Reverse split stock	one-for-four	one-for-four	one-for-four	one-for-four